FINANCIAL RISK MANAGEMENT (Changes in Fair Value) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	$ 496,832
Financial assets, at fair value ending balance	1,432,536
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	2,629
Financial assets, at fair value ending balance	27,821
Guarantee fund companies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	2,629
Additions	0
Changes in fair value	1,189
Net foreign exchange gain	(555)
Financial assets, at fair value ending balance	3,263
Non - U.S. government securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	0
Additions	7,863
Changes in fair value	0
Net foreign exchange gain	0
Financial assets, at fair value ending balance	7,863
Corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	0
Additions	16,695
Changes in fair value	0
Net foreign exchange gain	0
Financial assets, at fair value ending balance	$ 16,695